Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Deferred tax effect of internal transfer of assets –long term portion	92.9	102.0
Other	1.8	2.0
Total other non-current assets	94.7	104.0